Average Annual Total Returns - VIPHighIncomePortfolio-InitialServiceService2PRO - VIPHighIncomePortfolio-InitialServiceService2PRO - VIP High Income Portfolio	Apr. 29, 2024
VIP High Income Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	10.48%
Past 5 years	3.87%
Past 10 years	3.40%
VIP High Income Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	10.50%
Past 5 years	3.80%
Past 10 years	3.30%
VIP High Income Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	10.24%
Past 5 years	3.60%
Past 10 years	3.14%
ML040
Average Annual Return:
Past 1 year	13.47%
Past 5 years	5.19%
Past 10 years	4.51%